Common Stock Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Offerings [Table Text Block]
The following are the Company's public equity offerings of common stock (dollar amounts in millions) since inception through March 31, 2013:

Type of offering	Closing Date	Number of Shares	Gross Proceeds
IPO	September 7, 2011	5,574,131	$67.4
Follow on offering	November 2, 2011	1,497,924	15.8
Underwriters' over allotment	November 7, 2011	74,979	0.8
Follow on offering	June 18, 2012	3,250,000	30.3
Underwriters' over allotment	July 9, 2012	487,500	4.6
Follow on offering	January 29, 2013	2,070,000	26.7
ATM	January 1 - March 31, 2013	61,000	0.8
Total		13,015,534	$146.4

Schedule of Dividends Authorized and Paid [Table Text Block]

Dividend increase declaration date	Annualized dividend per share	Effective date
September 7, 2011	$0.8750	October 9, 2011
February 27, 2012	$0.8800	March 9, 2012
March 16, 2012	$0.8850	June 9, 2012
June 27, 2012	$0.8900	September 9, 2012
September 30, 2012	$0.8950	November 9, 2012
November 29, 2012	$0.9000	February 9, 2013
March 17, 2013	$0.9100	June 8, 2013